UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.
_______________________________________________________________________
(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712
_______________________________________________________________________
(Address of principal executive offices)

Shigeru Shinohara
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712
_______________________________________________________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:          February 28, 2009

Date of reporting period: March 1, 2009 – May 31, 2009

Item 1.  Schedule of Investments

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31, 2009

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets
EQUITY SECURITIES
Automotive Equipment and Parts
Exedy Corporation	112,200	1,836,416	$2,175,552	339,136	1.3
Drivetrain products
Koito Manufacturing Co., Ltd.	186,000	1,193,337	1,889,876	696,539	1.2
Lighting equipments
Total Automotive Equipment and Parts		3,029,753	4,065,428	1,035,675	2.5

Banks and Finance
The Aichi Bank, Ltd.	25,000	2,361,129	1,891,383	(469,746)	1.1
General banking services
The Chiba Bank, Ltd.	434,000	2,296,451	2,624,936	328,485	1.6
General banking services
The Musashino Bank, Ltd.	77,200	2,949,786	2,233,642	(716,144)	1.4
Regional bank
The San-in Godo Bank, Ltd.	235,000	2,077,398	1,940,198	(137,200)	1.2
General banking services
Total Banks and Finance		9,684,764	8,690,159	(994,605)	5.3

Chemicals and Pharmaceuticals
Adeka Corporation	284,000	2,725,162	2,436,875	(288,287)	1.5
Resin products
Daicel Chemical Industries, Ltd.	438,000	1,731,341	2,346,633	615,292	1.4
Organic/inorganic chemicals
Lintec Corporation	114,100	1,788,244	1,866,147	77,903	1.1
Adhesive products
Rohto Pharmaceutical Co., Ltd.	192,000	2,180,520	1,942,803	(237,717)	1.2
Petrochemical and other chemical products
Total Chemicals and Pharmaceuticals		8,425,267	8,592,458	167,191	5.2

Electronics
Shinko Electric Industries Co., Ltd.	183,500	1,531,402	2,096,814	565,412	1.2
Semiconductor packages
Taiyo Yuden Co., Ltd.	296,000	2,249,878	3,069,492	819,614	1.9
Electronic components
Total Electronics		3,781,280	5,166,306	1,385,026	3.1

Food Manufacturing
Doutor Nichires Holdings Co., Ltd.	121,100	2,077,173	1,648,628	(428,545)	1.0
Coffee and restaurant chain
Total Food Manufacturing		2,077,173	1,648,628	(428,545)	1.0

Information and Software
Fujitsu Business Systems Ltd.	96,900	1,443,226	1,744,028	300,802	1.1
Business systems network
Total Information and Software		1,443,226	1,744,028	300,802	1.1

Iron and Steel
Hanwa Co., Ltd.	541,000	2,320,391	2,247,444	(72,947)	1.4
Steel imports/exports
Hitachi Metals Ltd.	237,000	1,281,741	2,219,589	937,848	1.3
Specialty steel and metal
Neturen Co., Ltd.	249,500	2,395,976	2,025,972	(370,004)	1.2
Induction hardening equipment
Yamato Kogyo Co., Ltd.	64,700	2,627,331	1,729,802	(897,529)	1.1
Railroad related products
Total Iron and Steel		8,625,439	8,222,807	(402,632)	5.0

Machinery and Machine Tools
Mimasu Semiconductor Industry Co., Ltd.	153,200	1,676,686	1,785,850	109,164	1.1
Silicon and gallium
Total Machinery and Machine Tools		1,676,686	1,785,850	109,164	1.1

Miscellaneous Manufacturing
Kansai Paint Co., Ltd.	265,000	1,453,754	1,663,789	210,035	1.0
Paint
The Yokohama Rubber Company Limited	394,000	1,572,437	1,772,825	200,388	1.1
Rubber products
Total Miscellaneous Manufacturing		3,026,191	3,436,614	410,423	2.1

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets
Oil and Gas
Cosmo Oil Company, Limited	455,000	$1,223,563	$1,647,360	$423,797	1.0
Crude oil refiner and distributor
Total Oil and Gas		1,223,563	1,647,360	423,797	1.0

Real Estate and Warehouse
Daibiru Corporation	362,700	3,591,766	3,036,258	(555,508)	1.8
Leases office buildings, apartments and hotels
Sekisui Chemical Co., Ltd.	289,000	1,906,783	1,753,989	(152,794)	1.1
Prefabricated residential housing
Total Real Estate and Warehouse		5,498,549	4,790,247	(708,302)	2.9

Restaurants
Hiday Hidaka Corp	175,200	1,597,444	1,858,973	261,529	1.1
Chinese restaurant chain
Total Restaurants		1,597,444	1,858,973	261,529	1.1

Retail
Shimachu Co., Ltd.	100,700	2,381,120	2,004,200	(376,920)	1.2
Furniture store chain
Total Retail		2,381,120	2,004,200	(376,920)	1.2

Services
Fuyo General Lease Co., Ltd.	146,500	3,367,685	3,001,591	(366,094)	1.8
Machinery Leasing
Meiko Network Japan Co., Ltd.	463,100	2,668,274	2,224,276	(443,998)	1.4
Private schools and academic tutoring
Moshi Moshi Hotline, Inc.	177,750	4,316,374	3,238,244	(1,078,130)	2.0
Marketing
NEC Networks & System Integration Corporation	156,000	1,932,895	1,707,487	(225,408)	1.0
Communication systems
Nissay Dowa General Insurance Company, Limited	504,000	2,422,591	2,341,610	(80,981)	1.4
Automobile, fire, accident, and marine insurance
Rakuten, Inc.	4,246	2,409,571	2,323,715	(85,856)	1.4
Manages consumer websites
Total Services		17,117,390	14,836,923	(2,280,467)	9.0

Transportation
Nippon Express Co., Ltd.	385,000	1,522,830	1,623,555	100,725	1.0
Freight
Seino Holdings Co., Ltd.	255,000	1,332,572	1,678,386	345,814	1.0
Comprehensive services
Total Transportation		2,855,402	3,301,941	446,539	2.0

Wholesale
Hitachi High-Technologies Corporation	155,200	3,057,513	2,384,069	(673,444)	1.4
Electronic components
Total Wholesale		3,057,513	2,384,069	(673,444)	1.4

TOTAL INVESTMENTS IN EQUITY SECURITIES		$75,500,760	$74,175,991	$(1,324,769)	45.0

INVESTMENTS IN FOREIGN CURRENCY
Hong Kong Shanghai Bank- Tokyo
Non- interest bearing account	JPY 195,325,091	$2,043,898	$2,043,898	$0	1.2
TOTAL INVESTMENTS IN FOREIGN CURRENCY		2,043,898	2,043,898	0	1.2

TOTAL INVESTMENTS		$77,544,658	$76,219,889	$(1,324,769)	46.2

OTHER ASSETS LESS LIABILITIES, NET			88,809,561		53.8

NET ASSETS			$165,029,450		100.0

* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $ 6,332,483.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 7,657,252.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2009.

Japanese Yen     95.565     =$1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:     /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   July 28, 2009

3

Exhibit (a)

Japan Smaller Capitalization Fund, Inc.

Two World Financial Center, Building B
New York, New York 10281
Telephone
(800) 833-0018

CERTIFICATIONS

I, Shigeru Shinohara, certify that:

1.	I have reviewed this report on Form N-Q of Japan Smaller Capitalization Fund, Inc. (the “registrant”);

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments in this report fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: July 28, 2009	/s/ Shigeru Shinohara
Shigeru Shinohara President

Exhibit (a)

Japan Smaller Capitalization Fund, Inc.

Two World Financial Center, Building B
New York, New York 10281

Telephone
(800) 833-0018

CERTIFICATIONS

I, Rita Chopra-Brathwaite, certify that:

1.	I have reviewed this report on Form N-Q of Japan Smaller Capitalization Fund, Inc. (the “registrant”);

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments in this report fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: July 28, 2009	/s/ Rita Chopra-Brathwaite
Rita Chopra-Brathwaite Treasurer